Interest and Finance (Costs) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and Finance (Costs) Income, Net [Abstract]
Interest income	$ 1,838	$ 3,429
Interest expense	(857)	(1,092)
Bank stand-by and commitment fees	(415)	(470)
Accretion expense	(590)	(830)
Loss on debt restructure		(653)
Interest and finance (costs) income, net	$ (24)	$ 384